UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one.): [   ]  is a restatement.
                                       [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        HANAWALT ASSOCIATES LLC
Address:     645 MADISON AVENUE, 6TH FLOOR
             NEW YORK, NEW YORK 10022


Form 13F File Number: 28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        LAWRENCE S. PIDGEON
Title:       MEMBER - HANAWALT ASSOCIATES LLC
Phone:       (212) 404-4651

Signature, Place, and Date of Signing:

/S/ LAWRENCE S. PIDGEON          NEW YORK, NEW YORK          APRIL 27, 2011
--- -------- -- -------          --- ----- --- ----         ---------------
     [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              13

Form 13F Information Table Value Total:           $397,737
                                                 (thousands)




List of Other Included Managers:                   NONE

                                                            MARKET
                                           TITLE            VALUE    SHARE/
                                           OF               (USD)    PRN       SHARE/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                             CLASS CUSIP      (X 1000) AMOUNT    PRN    CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------


AARON RENTS INC A CMN                      COM   002535300   49,710   1,960,172  SH         Sole               1,960,172
AMERICAN EXPRESS CO. CMN                   COM   025816109    1,078      23,840  SH         Sole                  23,840
ANIXTER INTERNATIONAL INC CMN              COM   035290105      612       8,750  SH         Sole                   8,750
BED BATH & BEYOND INC. CMN                 COM   075896100  120,382   2,493,938  SH         Sole               2,493,938
BERKSHIRE HATHAWAY INC CL-A (DEL) CLASS    COM   084670108      251           2  SH         Sole                       2
CARMAX, INC. CMN                           COM   143130102      601      18,711  SH         Sole                  18,711
COMCAST CORPORATION CMN CLASS A VOTING     COM   20030N101    7,144     289,000  SH         Sole                 289,000
CONOCOPHILLIPS CMN                         COM   20825C104    4,848      60,700  SH         Sole                  60,700
COSTCO WHOLESALE CORPORATION CMN           COM   22160K105   73,824   1,006,878  SH         Sole               1,006,878
LOWES COMPANIES INC CMN                    COM   548661107   79,227   2,997,600  SH         Sole               2,997,600
SEARS HOLDINGS CORPORATION CMN             COM   812350106    2,894      35,019  SH         Sole                  35,019
U.S. BANCORP CMN                           COM   902973304   17,180     650,000  SH         Sole                 650,000
WELLS FARGO & CO (NEW) CMN                 COM   949746101   39,986   1,261,000  SH         Sole               1,261,000

                                                            397,737